Long-Term Debt (Details Textual) (USD $)				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Term Loan One [Member]	Dec. 31, 2012 Term Loan One [Member]	Mar. 31, 2013 Real Estate Loan [Member]	Dec. 31, 2012 Real Estate Loan [Member]	Dec. 31, 2012 Note Payable Entered into with Lending Institution One [Member]	Mar. 31, 2013 Note Payable to Seller of Heat Waves [Member]	Dec. 31, 2012 Note Payable to Seller of Heat Waves [Member]	Mar. 31, 2013 Mortgage Payable through February 2015 [Member]	Dec. 31, 2012 Mortgage Payable through February 2015 [Member]	Mar. 31, 2013 Note Payable Entered into with Lending Institution Two [Member]	Dec. 31, 2012 Note Payable Entered into with Lending Institution Two [Member]	Mar. 31, 2013 Mortgage Payable through January 2017 [Member]	Dec. 31, 2012 Mortgage Payable through January 2017 [Member]	Mar. 31, 2013 Notes Payable to Vehicle Finance Company [Member]	Dec. 31, 2012 Notes Payable to Vehicle Finance Company [Member]	Mar. 31, 2013 Trucks and Trailers Lease [Member]	Dec. 31, 2012 Trucks and Trailers Lease [Member]	Mar. 31, 2013 Note Payable Entered into with Lending Institution Three [Member]	Dec. 31, 2012 Note Payable Entered into with Lending Institution Three [Member]	Dec. 31, 2012 Notes Payable to Equipment Finance Company [Member]	Dec. 31, 2012 Term Loan Two [Member]	Dec. 31, 2012 Equipment Loan One [Member]	Dec. 31, 2012 Equipment Loan Two [Member]	Dec. 31, 2012 Equipment Loan Three [Member]	Dec. 31, 2012 Equipment Loan Four [Member]	Dec. 31, 2012 Equipment Loan Five [Member]
Loan, Original Principal Balance				$ 11,000,000	$ 11,000,000	$ 678,750	$ 678,750																	$ 9,100,000	$ 1,000,000	$ 152,303	$ 410,642	$ 452,795	$ 895,632
Amended Principal Balance				130,952		705,000	705,000
Debt Instrument, Periodic Payment					130,952	7,416	7,416	10,294	3,000	3,000			4,688	4,688
Debt Instrument, Annual Principal Payment						47,000	47,000
Mortgage Loans on Real Estate, Periodic Payment Terms, Balloon Payment Amount											111,875	111,875			88,118	88,118
Debt Instrument, Interest Rate Terms				4.25% plus 1 Month Libor	4.25% plus 1 Month Libor	Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at March 31, 2013).	Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at December 31, 2012).
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				4.25%	4.25%	4.75%	4.75%	6.50%			7.25%	7.25%	8.05%	8.05%	5.90%	5.90%			5.00%	5.00%	8.20%	8.20%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum																	4.89%	4.89%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum																	10.25%	10.25%
Debt Instrument, Frequency of Periodic Payment					Monthly Payment	Upon the November 2012 amendment	Upon the November 2012 amendment	48 months, Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	60 months, Monthly Payment	60 months, Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	60 months, Monthly Payment	60 months, Monthly Payment
Debt Instrument, Maturity Date				Nov. 02, 2015	Nov. 02, 2015	May 16, 2022	May 16, 2022	Dec. 31, 2015			Mar. 15, 2015	Mar. 15, 2015	Sep. 30, 2016	Sep. 30, 2016	Feb. 01, 2017	Feb. 01, 2017	Aug. 31, 2015	Aug. 31, 2015	Sep. 30, 2013	Sep. 30, 2013	Jan. 31, 2017	Jan. 31, 2017	Dec. 31, 2012
Capital Lease Obligation, Lease Term				thirty-five	thirty-five														Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months	Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months
Line of credit borrowings	$ 1,234,447	$ 2,151,052	$ 2,263,227